Exhibit 99.10

Exception Grades
Run Date - 9/29/2022 4:09:44 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
216966847	xxxxxxxx	xxxxxxxx		24629536			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED]Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for HOA - Processing Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	HOA - Processing Fee was not disclosed on the Initial Loan Estimate, but disclosed as [REDACTED] in Section C instead of Section H on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of [REDACTED] was not provided.				Reviewer Comment (2021-12-17): [REDACTED] has received corrected PCCD with LOE. Buyer Comment (2021-12-16): PCCD LOX Delivery to Borr Buyer Comment (2021-12-08): pccd	12/17/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966850	xxxxxxxx	xxxxxxxx		24629550			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of [REDACTED] exceeds AUS total debt ratio of [REDACTED] due to property city taxes [REDACTED] and school taxes [REDACTED] were not calculated in DTI of [REDACTED]				Reviewer Comment (2021-12-13): Updated clarity with correct 1008 & AUS and attached the same. Buyer Comment (2021-12-08): Please see attached Forensic Response for AUS/Property Taxes.	12/13/2021			1	A		NY	Primary	Refinance - Rate/Term		D	A	D	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966850	xxxxxxxx	xxxxxxxx		24629551			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [REDACTED]business days of the Note.	-	Missing copy of required VVOE within [REDACTED] business days of the Note date.				Reviewer Comment (2021-12-07): Received Work number and VVOE for both the borrowers within [REDACTED] business days of the note date. Exception cleared. Buyer Comment (2021-12-06): See attached VVOEs	12/07/2021			1	A		NY	Primary	Refinance - Rate/Term		D	A	D	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966850	xxxxxxxx	xxxxxxxx		24629552			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of [REDACTED] Risk.	Calculated investor qualifying total debt ratio of [REDACTED] exceeds AUS total debt ratio of [REDACTED] due to property city taxes [REDACTED] and school taxes [REDACTED] were not calculated in DTI of [REDACTED]				Reviewer Comment (2021-12-13): Updated clarity with correct 1008 & AUS and attached the same. Buyer Comment (2021-12-08): Please see attached Forensic Response for AUS/Property Taxes.	12/13/2021			1	A		NY	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	D	A	D	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966850	xxxxxxxx	xxxxxxxx		24629553			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Debt Ratio greater than AUS Approval.				Reviewer Comment (2021-12-13): Updated clarity with correct 1008 & AUS and attached the same. Buyer Comment (2021-12-08): Please see attached Forensic Response for AUS/Property Taxes.	12/13/2021			1	A		NY	Primary	Refinance - Rate/Term		D	A	D	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966850	xxxxxxxx	xxxxxxxx	24629555	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided	File is missing copy of executed Note	Reviewer Comment (2022-01-03): Received the fully executed Note with the correct loan amount of [REDACTED]. Per client emails, the loan was originated as a regular [REDACTED] and was not a [REDACTED] loan.

Buyer Comment (2021-12-29): Please see attached Note with correct loan amount.

Reviewer Comment (2021-12-27): Require Note with correct loan amount of [REDACTED]and the one on file has loan amount of [REDACTED]which does not match with loan amount of [REDACTED] in clarity and other documents. Kindly provide updated executed Note document. Exception remains.

Buyer Comment (2021-12-21): Good afternoon. I have been advised that this file was not a CEMA and the gap docs were sent in error.

Reviewer Comment (2021-12-07): The loan amount in the received note document does not match with clarity. Note document loan amount is [REDACTED] however the loan amount in clarity is [REDACTED]. Kindly provide updated executed Note document. Exception remains.

Buyer Comment (2021-12-06): See attached Note
																		01/03/2022			1	A		NY	Primary	Refinance - Rate/Term		D	A	D	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966850	xxxxxxxx	xxxxxxxx	24629556	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided	File is missing copy of Security Instrument/Notary date	Reviewer Comment (2022-01-03): Received the fully executed Mortgage with the correct loan amount of [REDACTED]. Per client emails, the loan was originated as a regular [REDACTED] and was not a [REDACTED] loan.

Buyer Comment (2021-12-29): Please see attached DOT with correct loan amount.

Reviewer Comment (2021-12-27): Require Security Instrument with correct loan amount of [REDACTED] and the one on file has loan amount of [REDACTED] which does not match with loan amount of [REDACTED]in clarity and other documents. Kindly provide updated and executed Security Instrument/Notary date. Exception remains.

Buyer Comment (2021-12-21): Good afternoon. I have been advised that this file was not a CEMA and the gap docs were sent in error.

Reviewer Comment (2021-12-07): The received Security Instrument loan amount[REDACTED]does not match with loan amount of [REDACTED]in clarity and other documents. Kindly provide updated and executed Security Instrument/Notary date.

Buyer Comment (2021-12-06): See attached Mortgage
																		01/03/2022			1	A		NY	Primary	Refinance - Rate/Term		D	A	D	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966850	xxxxxxxx	xxxxxxxx		24629557			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title Policy Amount of [REDACTED] provided on Title Commitment is less than Note amount [REDACTED]. File is missing updated Title with Note loan amount or supplement report with amended Note loan amount.				Reviewer Comment (2021-12-07): Received Title Commitment with the Policy amount of [REDACTED]. Attached and updated. Exception cleared. Buyer Comment (2021-12-06): See attached title	12/07/2021			1	A		NY	Primary	Refinance - Rate/Term		D	A	D	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966851	xxxxxxxx	xxxxxxxx	24629545	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing evidence of[REDACTED] years of employment verification. Missing third party verification of [REDACTED].	Reviewer Comment (2022-01-03): Received [REDACTED] 1040 signed and dated tax return and associated. [REDACTED] [REDACTED] history provided however income not used for qualifying purpose. Exception cleared.

Buyer Comment (2021-12-30): Provided [REDACTED] signed & dated returns to show proof of borrower's  [REDACTED]  to meet the [REDACTED] of history.

Reviewer Comment (2021-11-19): We request you to please provide Employment proofs for a minimum period of [REDACTED]. We need documents dated and signed to confirm that the (borrower's name) has been getting the income for recent [REDACTED]

Buyer Comment (2021-11-17): Verification loe
																		01/03/2022			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966851	xxxxxxxx	xxxxxxxx	24629546	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Missing evidence of [REDACTED]years of employment verification. Missing third party verification of [REDACTED]	Reviewer Comment (2022-01-03): Received [REDACTED] year 1040 signed and dated tax return and associated. two years employment history provided however income not used for qualifying purpose. Exception cleared.

Buyer Comment (2021-12-30): Provided [REDACTED]signed & dated returns to show proof of borrower's [REDACTED] to meet the [REDACTED] of history.

Reviewer Comment (2021-11-23): We have a letter receivd from borrower [REDACTED] dated [REDACTED], which informs us to include the Sole propreitor income from the year [REDACTED]. Therefore, we require the third Party Verification document which confirms that the[REDACTED] income started from [REDACTED]. Additionally, we received a letter of explanation dated: [REDACTED], which informs us to exclude the [REDACTED] income of borrower, which contradicts the borrowers information. If we exclude the [REDACTED] income, we still need proof of[REDACTED]of income documents and/or third party verification of [REDACTED]t income documents. therefore Exception remains

Buyer Comment (2021-11-22): Borrower has been employed at [REDACTED] since[REDACTED].  Prior to that, it is evident on[REDACTED] & [REDACTED] returns that the borrower has Schedule C income for both years ([REDACTED]/[REDACTED]).  2019 Schedule C shows income of [REDACTED]& [REDACTED] Schedule C shows income of[REDACTED]showing evidence of income rec'd for the past [REDACTED]

Reviewer Comment (2021-11-19): We request you to please provide Employment proofs for a minimum period of [REDACTED]. We need documents dated and signed to confirm that the (borrower's name) has been getting the income for recent [REDACTED]

Buyer Comment (2021-11-17): Verification loe
																		01/03/2022			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	No
216966851	xxxxxxxx	xxxxxxxx		24629547			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Effective date appraisal [REDACTED] and report date is[REDACTED] on the collateral desktop analysis [REDACTED].				Reviewer Comment (2021-11-18): Right to copy of appraisal (Timing Waiver) received and associated, Hence exception cleared. Buyer Comment (2021-11-17): timing waiver	11/18/2021			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	No
216966855	xxxxxxxx	xxxxxxxx		24629569			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [REDACTED] business days of the Note.	-	Borrower's income and employment was verified with a Written VOE dated[REDACTED], which is dated [REDACTED] business days from the Note date of [REDACTED]. File is missing a Verbal VOE dated no more than[REDACTED] business days prior to the note date as required by DU Condition #[REDACTED].				Reviewer Comment (2021-12-03): Received VVOE document in file within [REDACTED] prior to the note date & associated. Exception cleared. Buyer Comment (2021-12-02): please see attached voe.	12/03/2021			1	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966855	xxxxxxxx	xxxxxxxx		24629571			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing [REDACTED] income documentation, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2021-12-13): Updated clarity with third party verification document.	12/13/2021			1	A		NY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966855	xxxxxxxx	xxxxxxxx		24629572			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment -[REDACTED]	General QM: Unable to verify current [REDACTED] status using reasonably reliable third-party records.	Borrower was qualified with [REDACTED] income from this business. File is missing a disinterested 3rd Party Verification of the [REDACTED]. Upon receipt of the missing disinterested 3rd Party Verification, additional conditions may apply.				Reviewer Comment (2021-12-13): Updated clarity with third party verification document. Buyer Comment (2021-12-10): Please clear, condition has been uploaded	12/13/2021			1	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966855	xxxxxxxx	xxxxxxxx		24629573			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets -[REDACTED]	General QM: Unable to verify[REDACTED] income using reasonably reliable third-party records.	Borrower was qualified with [REDACTED]income from this business. File is missing a disinterested 3rd Party Verification of the [REDACTED]. Upon receipt of the missing disinterested 3rd Party Verification, additional conditions may apply.				Reviewer Comment (2021-12-13): Uploaded signed & dated page 2 of 1040 for the year [REDACTED] & [REDACTED] to clarity. Buyer Comment (2021-12-10): [REDACTED] 1040s including schedule C are located on pages 314-327 of the original upload. [REDACTED] 1040s including schedule C are located on pages 328-346 of the original upload Buyer Comment (2021-12-10): Signed 1040s Reviewer Comment (2021-12-07): Please provide most recent 1040s/most recent tax transcript/1099 for business (Sech C) verification. Buyer Comment (2021-12-06): Secretary of state listing dated [REDACTED]	12/13/2021			1	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966855	xxxxxxxx	xxxxxxxx	24629574	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED]disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [REDACTED]).	Final Closing Disclosure disclosed a Total of Payments of [REDACTED], but calculated Total of Payments is [REDACTED], which is a variance of [REDACTED].	Reviewer Comment (2021-12-28): A corresponding cure is indicated on the PCCD with increased fees in section D.

Buyer Comment (2021-12-23): see updated rtc attached

Reviewer Comment (2021-12-20): [REDACTED] received lender rebuttal.  Sufficient cure to borrower for TOP violation and Corrected CD shown prior to initial reporting. Rescission must be reopened though. The Rescission period on a loan starts when the latest of three things occurs, the execution of the notice of right to cancel, the consummation of the loan, and the receipt by the consumer of the accurate material disclosures. The material disclosures include the following: APR, Finance Charge, Amount Financed, Total of Payments and Payment stream from the final CD. A separate EV3-C exception for extended rescission right will be cited of the remediation does not include evidence the lender re opened rescission. Please provide proof of reopened rescission to finalize cure.

Buyer Comment (2021-12-15): Response from Compliance dept.

Reviewer Comment (2021-12-14): [REDACTED] received lender rebuttal on TOP disclosed amount.  However, TOP disclosed on the final CD ([REDACTED]) is inaccurate based on fees disclosed on the PCCD dated [REDACTED] resulting from [REDACTED] increase in borrower paid loan costs reflected in Section D. [REDACTED] testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes that occurred after closing. That is, a lender incorrectly disclosed fees they were aware of (or should have been aware of) on the final CD and therefore issued a PCCD reflecting the actual fees that should have been disclosed on the final CD. Accordingly, [REDACTED]will calculate the TOP based on corrected fees on the PCCD and cite exceptions if the TOP disclosed on the final CD (provided at or before consummation) is inaccurate based on the updated fees shown on PCCD. The reason for testing in this manner is that (1) [REDACTED](b) (and related commentary) provides that disclosures must be made before consummation; (2) [REDACTED](f)(1)(ii) and (f)(2)(ii) require the CD to be provided 3 business days before consummation; and (3) 1[REDACTED](f)(2) and (ii) provide that the CD must be provided before or at consummation. One exception to this would be if the PCCD was issued only due to a change in interim interest (based on a change in disbursement date), such changes would not result in any exception for the PCCD. The cure for the TOP exception includes a Letter of Explanation, Copy of Refund check for full under-disclosed amount, Proof of Delivery, Reopening Rescission, and Corrected CD.   Tolerance was exceeded.

Buyer Comment (2021-12-14): please review comments and clear.

Buyer Comment (2021-12-10): I am showing both the final CD and the system show Total of Payments of  [REDACTED]
I only see that the initial CD has a total payments amount of [REDACTED]

Reviewer Comment (2021-12-07): Loan costs, section A, B and C,  increased by [REDACTED] from the closing CD dated [REDACTED]  Cure is required.  Security instrument in loan file is dated [REDACTED], which makes the closing cd [REDACTED]

Buyer Comment (2021-12-03): please see our attached compliance report which appears to be correct, provide your calculation if different.
																		12/28/2021			1	A		NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966855	xxxxxxxx	xxxxxxxx		24629575			Compliance	Compliance	Federal Compliance	TRID	TRID[REDACTED]Percent Tolerance Violation With Sufficient Cure - [REDACTED](f)(2) Cure	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Sufficient or excess cure was provided to the borrower.	Sufficient cure for increase in fee provided at close.				Reviewer Comment (2021-11-30): Sufficient Cure Provided within [REDACTED] of Closing		11/30/2021		1	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966855	xxxxxxxx	xxxxxxxx		24629576			Compliance	Compliance	Federal Compliance	TRID	TRID[REDACTED] Percent Tolerance Violation With Sufficient Cure - [REDACTED](f)(2) Cure	TILA-RESPA Integrated Disclosure:[REDACTED] Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of[REDACTED] exceeds tolerance of [REDACTED]. Sufficient or excess cure was provided to the borrower.	Appraisal Desk Review Fee was not disclosed on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure. Sufficient cure of [REDACTED] was provided to the borrower on the Final Closing Disclosure.				Reviewer Comment (2021-12-01): Sufficient Cure Provided within [REDACTED] of Closing		12/01/2021		1	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966857	xxxxxxxx	xxxxxxxx		24629588			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified assets of [REDACTED] are insufficient to meet the funds required for closing of[REDACTED].				Reviewer Comment (2021-12-20): Received proceeds from [REDACTED] of [REDACTED] in the amount of [REDACTED] PCCD, AUS attached and updated, assets sufficient to meet the funds required for closing. Exception cleared Buyer Comment (2021-12-17): PCCD, AUS	12/20/2021			1	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966857	xxxxxxxx	xxxxxxxx		24629590			Compliance	Compliance	Federal Compliance	TRID	TRID[REDACTED]Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [REDACTED]exceeds tolerance of [REDACTED]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-11-02): Sufficient Cure Provided At Closing		11/02/2021		1	A		PA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966857	xxxxxxxx	xxxxxxxx		24629591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three [REDACTED]business days prior to closing.	File only contains the Final Closing Disclosure dated [REDACTED] which was signed and dated by the borrowers on [REDACTED]. File is missing evidence the borrowers received the Final Closing Disclosure at least [REDACTED] business days prior to the closing date of [REDACTED].				Reviewer Comment (2021-11-12): [REDACTED] received [REDACTED] CD. Buyer Comment (2021-11-10): initial cd	11/12/2021			1	A		PA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966857	xxxxxxxx	xxxxxxxx		24629592			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Verified reserves after closing of [REDACTED]months are insufficient to meet the [REDACTED] months of reserves required by the [REDACTED] AUS guidelines for a loan amount greater than [REDACTED].				Reviewer Comment (2021-12-20): Received proceeds from [REDACTED] of [REDACTED] in the amount of [REDACTED]. PCCD, AUS attached and updated, assets sufficient to meet the funds required for closing and reserves. Exception cleared Buyer Comment (2021-12-17): PCCD, AUS	12/20/2021			1	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966858	xxxxxxxx	xxxxxxxx		24629597			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Lender to provide Third Party Verification of a complete [REDACTED] year work history.				Reviewer Comment (2021-11-30): VVOE associated. Exception cleared Buyer Comment (2021-11-29): VOE Reviewer Comment (2021-11-19): Work number employment is already associated. VVOE for [REDACTED] is needed to verify the start and end date of the employment. Exception Remains. Buyer Comment (2021-11-19): HELLO PLEASE CLARIFY [REDACTED]? [REDACTED] EMPLOYED BY [REDACTED]VOE HAS BEEN UPLOADED AND [REDACTED] EMPLOYED BY [REDACTED] VOE HAS BEEN UPLOADED Reviewer Comment (2021-11-18): Missing VVOE for [REDACTED]. Buyer Comment (2021-11-18): VVOE	11/30/2021			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	No
216966858	xxxxxxxx	xxxxxxxx		24629598			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	Provide Borrower Disclosure reflecting all Seller paid fees.				Reviewer Comment (2021-12-27): Updated to new corrected CD	12/27/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx	24629599	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Reviewer Comment (2021-12-07): [REDACTED] Received corrected PCCD dated [REDACTED] along with Copy of check, Proof of mailing and LOE.

Buyer Comment (2021-12-06): Cure docs

Reviewer Comment (2021-12-02): [REDACTED]: The issue is there were no Title Fees listed on the initial to latest LE. The title fee was directly added on [REDACTED] CD. Provide LOE, PC-CD with cure, copy of refund check and proof of delivery to cure this exception.

Buyer Comment (2021-12-01): Can you please provide a status on the review of this rebuttal.

Buyer Comment (2021-11-23): Title fees may have been disclosed in section B ( a [REDACTED] tolerance section)
But this was fixed on the CD and title fees were added to a NO Tolerance section.
There is no violation for adding fees to a no tolerance section when the borrower shopped for their title company.

[REDACTED]
[REDACTED]

Reviewer Comment (2021-11-22): [REDACTED] upon further review as the title fee was disclosed in LE on sec B and borrower was not given option to shop fee will come under [REDACTED] tolerance. Please provide valid COC or cure documents for the same.

Buyer Comment (2021-11-19): per Compliance- since the Borrower shopped, none of the fees are subject to tolerance. Please waive condition.
																			12/07/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx	24629600	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Reviewer Comment (2021-12-07): [REDACTED] Received corrected PCCD dated [REDACTED] along with Copy of check, Proof of mailing and LOE.

Buyer Comment (2021-12-06): Cure docs

Reviewer Comment (2021-12-02): [REDACTED] : The issue is there were no Title Fees listed on the initial to latest LE. The title fee was directly added on [REDACTED] CD. Provide LOE, PC-CD with cure, copy of refund check and proof of delivery to cure this exception.

Buyer Comment (2021-11-23): Title fees may have been disclosed in section B ( a [REDACTED] tolerance section)
But this was fixed on the CD and title fees were added to a NO Tolerance section.
There is no violation for adding fees to a no tolerance section when the borrower shopped for their title company.

[REDACTED]
[REDACTED]

Reviewer Comment (2021-11-22): [REDACTED] upon further review as the title fee was disclosed in LE on sec B and borrower was not given option to shop fee will come under [REDACTED]  tolerance. Please provide valid COC or cure documents for the same.

Buyer Comment (2021-11-19): per Compliance- since the Borrower shopped, none of the fees are subject to tolerance. Please waive condition.
																			12/07/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx	24629601	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED]Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of [REDACTED] exceeds tolerance of[REDACTED]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Reviewer Comment (2021-12-07): [REDACTED] Received corrected PCCD dated [REDACTED] along with Copy of check, Proof of mailing and LOE.

Buyer Comment (2021-12-06): Cure docs

Reviewer Comment (2021-12-02): [REDACTED]: The issue is there were no Title Fees listed on the initial to latest LE. The title fee was directly added on [REDACTED] CD. Provide LOE, PC-CD with cure, copy of refund check and proof of delivery to cure this exception.

Buyer Comment (2021-11-23): Title fees may have been disclosed in section B ( a [REDACTED] tolerance section)
But this was fixed on the CD and title fees were added to a NO Tolerance section.
There is no violation for adding fees to a no tolerance section when the borrower shopped for their title company.

[REDACTED]
[REDACTED]

Reviewer Comment (2021-11-22): [REDACTED] upon further review as the title fee was disclosed in LE on sec B and borrower was not given option to shop fee will come under [REDACTED] tolerance. Please provide valid COC or cure documents for the same.

Buyer Comment (2021-11-19): per Compliance- since the Borrower shopped, none of the fees are subject to tolerance. Please waive condition.
																			12/07/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx	24629602	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Reviewer Comment (2021-12-07): [REDACTED] Received corrected PCCD dated [REDACTED] along with Copy of check, Proof of mailing and LOE.

Buyer Comment (2021-12-06): Cure docs

Reviewer Comment (2021-12-02): [REDACTED]: The issue is there were no Title Fees listed on the initial to latest LE. The title fee was directly added on [REDACTED] CD. Provide LOE, PC-CD with cure, copy of refund check and proof of delivery to cure this exception.

Buyer Comment (2021-11-23): Title fees may have been disclosed in section B ( a [REDACTED] tolerance section)
But this was fixed on the CD and title fees were added to a NO Tolerance section.
There is no violation for adding fees to a no tolerance section when the borrower shopped for their title company.

[REDACTED]
[REDACTED]

Reviewer Comment (2021-11-22): [REDACTED]upon further review as the title fee was disclosed in LE on sec B and borrower was not given option to shop fee will come under [REDACTED] tolerance. Please provide valid COC or cure documents for the same.

Buyer Comment (2021-11-19): per Compliance- since the Borrower shopped, none of the fees are subject to tolerance. Please waive condition.
																			12/07/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx	24629603	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED] . Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Reviewer Comment (2021-12-07): [REDACTED] Received corrected PCCD dated [REDACTED] along with Copy of check, Proof of mailing and LOE.

Buyer Comment (2021-12-06): Cure docs

Reviewer Comment (2021-12-02): [REDACTED]: The issue is there were no Title Fees listed on the initial to latest LE. The title fee was directly added on [REDACTED] CD. Provide LOE, PC-CD with cure, copy of refund check and proof of delivery to cure this exception.

Buyer Comment (2021-11-23): Title fees may have been disclosed in section B ( a [REDACTED] tolerance section)
But this was fixed on the CD and title fees were added to a NO Tolerance section.
There is no violation for adding fees to a no tolerance section when the borrower shopped for their title company.

[REDACTED]
[REDACTED]

Reviewer Comment (2021-11-22): [REDACTED] upon further review as the title fee was disclosed in LE on sec B and borrower was not given option to shop fee will come under [REDACTED] tolerance. Please provide valid COC or cure documents for the same.

Buyer Comment (2021-11-19): per Compliance- since the Borrower shopped, none of the fees are subject to tolerance. Please waive condition.
																			12/07/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx		24629606			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Lender collected [REDACTED] months of taxes at closing versus [REDACTED] months disclosed on Escrow Disclosure.				Reviewer Comment (2021-11-19): Received Final CD hence associated and updated charges on CD and it is matching with Initial Escrow Account Disclosure Buyer Comment (2021-11-18): SETTLEMENT STATEMENT AND FINAL CD	11/19/2021			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx	24629607	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED] . Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Reviewer Comment (2021-12-07): [REDACTED] Received corrected PCCD dated [REDACTED] along with Copy of check, Proof of mailing and LOE.

Buyer Comment (2021-12-06): Cure docs

Reviewer Comment (2021-12-02): [REDACTED]: The issue is there were no Title Fees listed on the initial to latest LE. The title fee was directly added on [REDACTED] CD. Provide LOE, PC-CD with cure, copy of refund check and proof of delivery to cure this exception.

Buyer Comment (2021-11-23): Title fees may have been disclosed in section B ( a [REDACTED] tolerance section)
But this was fixed on the CD and title fees were added to a NO Tolerance section.
There is no violation for adding fees to a no tolerance section when the borrower shopped for their title company.

[REDACTED]
[REDACTED]

Reviewer Comment (2021-11-22): [REDACTED] upon further review as the title fee was disclosed in LE on sec B and borrower was not given option to shop fee will come under [REDACTED] tolerance. Please provide valid COC or cure documents for the same.

Buyer Comment (2021-11-19): per Compliance- since the Borrower shopped, none of the fees are subject to tolerance. Please waive condition.
																			12/07/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx		24629608			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED] . Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [REDACTED] on LE but disclosed as [REDACTED] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2021-12-02): "[REDACTED] received valid COC document to clear the exception. Buyer Comment (2021-11-23): Please see attached LOX COC documenting Appr fee increase	12/02/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966858	xxxxxxxx	xxxxxxxx		24629609			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify [REDACTED] years employment history for current and/or prior employment.	Missing employment gap letter between [REDACTED] - [REDACTED]				Reviewer Comment (2021-11-30): VVOE received, No employment gap evident , hence exception cleared. Buyer Comment (2021-11-19): GAP	11/30/2021			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	No
216966858	xxxxxxxx	xxxxxxxx	24629610	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Please provide additional cure of [REDACTED] along with cure documents. Cure consists of corrected PCCD, Copy of check LOE and Proof of mailing	Reviewer Comment (2021-12-27): [REDACTED] has received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment (2021-12-26): PROOF OF DELIVERY

Buyer Comment (2021-12-23): THIS IS BEING MAILED OUT TODAY WILL CIRCLE BACK TOMORROW WITH SHIPPING UPDATE

Reviewer Comment (2021-12-23): [REDACTED] Received Copy of check, PCCD, LOE and proof of mailing is already available on file. However the proof of mailing shows label created

Buyer Comment (2021-12-23): copy of check

Reviewer Comment (2021-12-20): [REDACTED] received PCCD,LOE and proof of mailing . UPS  tracking indicates label has been created, but package has not been shipped. Proof of delivery required to cure.
Along with that please provide Refund check.

Buyer Comment (2021-12-20): PCCD and LOX

Reviewer Comment (2021-12-10): [REDACTED] upon review borrower selected services other than the service provider list on the SSPL. The inclusion of a fee within section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop. The title fees were charged on Section B of the most recent LE dated [REDACTED],the consumer was not allowed to shop for and a cure is required. Cure document consist of PCCD, LOX, Copy of Check Refund and Mailing proof.

Buyer Comment (2021-12-09): Please waive this condition based on the fact that the Borrower shopped for fees- so this is considered a no tolerance violation.
																			12/27/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966866	xxxxxxxx	xxxxxxxx	24629656	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was not disclosed on the initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure dated [REDACTED]. No valid changed circumstance document was found in the file. No Cure was provided at closing to cover the tolerance violation totaling [REDACTED].	Reviewer Comment (2021-12-29): [REDACTED]has received valid COC for second appraisal fee. Exception can be cleared.

Buyer Comment (2021-12-28): Can you please provide a status on this review . The 2nd appraisal was ordered after UW reviewed Title work

Buyer Comment (2021-12-22): Information was already provided. UW requested second Appraisal after Title work review showed property was a prev flip

Reviewer Comment (2021-12-22): [REDACTED] upon further review require additional information for why the fee was added or please provide cure documents for the same.

Buyer Comment (2021-12-21): re-upload of rebuttal for TRID cure req

Buyer Comment (2021-12-17): Please provide status of cond review

Buyer Comment (2021-12-13): Please see snapshot of internal reasons to support increase
																		12/29/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM (43-Q)	Yes
216966874	xxxxxxxx	xxxxxxxx		24629683			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		File contains an estimated settlement statement for the sale of the borrower's departure residence with an expected settlement date of [REDACTED], which is after the subject loan closed on [REDACTED]. File also contains a final settlement statement for a new [REDACTED] loan of [REDACTED] with a payment of [REDACTED] on the departure residence property. Fannie Mae Selling Guide [REDACTED], Qualifying Impact of Other Real Estate Owned [REDACTED] requires the departure residence PITIA to be used in qualifying the borrower if the current [REDACTED] is a pending sale that will not close prior to the subject loan closing date, unless any financing contingencies have been cleared. File is missing proof there are no financing contingencies therefore, the PITIA payment has been added to the borrower's debts resulting in a DTI of [REDACTED]				Reviewer Comment (2021-12-20): As per the documentation in the file, there are no contingencies in the [REDACTED] contract and no loan is needed to [REDACTED] the property, hence [REDACTED] property is not included in DTI calculation. DTI is in line. Closing statement attached and updated. Exception cleared. Buyer Comment (2021-12-17): see attacehed uw rebuttal	12/20/2021			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966874	xxxxxxxx	xxxxxxxx		24629684			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		File contains an estimated settlement statement for the sale of the borrower's departure residence with an expected settlement date of [REDACTED], which is after the subject loan closed on [REDACTED]. File also contains a final settlement statement for a new [REDACTED] loan of [REDACTED] with a payment of [REDACTED] on the departure residence property. Fannie Mae Selling Guide [REDACTED], Qualifying Impact of Other Real Estate Owned [REDACTED] requires the departure residence PITIA to be used in qualifying the borrower if the current [REDACTED] is a pending sale that will not close prior to the subject loan closing date, unless any financing contingencies have been cleared. File is missing proof there are no financing contingencies therefore, the PITIA payment has been added to the borrower's debts resulting in a DTI of [REDACTED]				Reviewer Comment (2021-12-20): As per the documentation in the file, there are no contingencies in the [REDACTED] contract and no loan is needed to [REDACTED] the property, hence [REDACTED] property is not included in DTI calculation. DTI is in line. Closing statement attached and updated. Exception cleared. Buyer Comment (2021-12-17): see attached uw rebuttal	12/20/2021			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966874	xxxxxxxx	xxxxxxxx		24629685			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to missing proof the borrowers departure residence was sold and the existing mortgages were paid in full and a DTI of [REDACTED], the subject loan designation is at QM (APOR) Risk.				Reviewer Comment (2021-12-20): As per the documentation in the file, there are no contingencies in the [REDACTED] contract and no loan is needed to [REDACTED] the property, hence [REDACTED] property is not included in DTI calculation. DTI is in line. Closing statement attached and updated. Exception cleared. Buyer Comment (2021-12-17): see attached uw rebuttal	12/20/2021			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966874	xxxxxxxx	xxxxxxxx		24629686			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [REDACTED] of [REDACTED] significantly exceeds the guideline maximum of [REDACTED]. (DTI Exception requires compelling compensating factors to consider regrading to [REDACTED].)	File contains an estimated settlement statement for the sale of the borrower's departure residence with an expected settlement date of [REDACTED], which is after the subject loan closed on [REDACTED]. File also contains a final settlement statement for a new [REDACTED] loan of [REDACTED] with a payment of [REDACTED] on the departure residence property. Fannie Mae Selling Guide [REDACTED], Qualifying Impact of Other Real Estate Owned [REDACTED] requires the departure residence PITIA to be used in qualifying the borrower if the current principal residence is a pending sale that will not close prior to the subject loan closing date, unless any financing contingencies have been cleared. File is missing proof there are no financing contingencies therefore, the PITIA payment has been added to the borrower's debts resulting in a DTI of [REDACTED].				Reviewer Comment (2021-12-20): As per the documentation in the file, there are no contingencies in the [REDACTED] contract and no loan is needed to [REDACTED] the property, hence [REDACTED] property is not included in DTI calculation. DTI is in line. Closing statement attached and updated. Exception cleared. Buyer Comment (2021-12-17): see attached uw rebuttal	12/20/2021			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966874	xxxxxxxx	xxxxxxxx		24629687			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to missing proof the borrowers departure residence was sold and the existing mortgages were paid in full and a DTI of [REDACTED], the subject loan is at QM Risk.				Reviewer Comment (2021-12-20): As per the documentation in the file, there are no contingencies in the [REDACTED] contract and no loan is needed to [REDACTED] the property, hence [REDACTED] property is not included in DTI calculation. DTI is in line. Closing statement attached and updated. Exception cleared. Buyer Comment (2021-12-17): see attached uw rebuttal	12/20/2021			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966874	xxxxxxxx	xxxxxxxx		24629689			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED] . Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of [REDACTED] was not provided.				Reviewer Comment (2021-12-16): [REDACTED]received PCCD, LOE, copy of refund check and proof of delivery for cure. Buyer Comment (2021-12-15): TRID items		12/16/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966888	xxxxxxxx	xxxxxxxx	24629761	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Please provide a valid COC for this change.	Reviewer Comment (2022-01-05): [REDACTED]Received PCCD dated [REDACTED]along with copy of check, proof of mailing and LOE.

Buyer Comment (2022-01-04): Additional cure as requested

Reviewer Comment (2022-01-04): [REDACTED] Upon fiurther review we see that total cure received is for [REDACTED], however the cure required id for [REDACTED] (Transfer tax  [REDACTED] and Appraisal review [REDACTED]). Please provide additional cure [REDACTED]to clear the exception.

Buyer Comment (2022-01-03): per your comment on [REDACTED] an additional [REDACTED] was due to clear this condition.

Reviewer Comment (2021-12-29): [REDACTED] received PCCD dated[REDACTED], LOX, Copy of check refund for [REDACTED]and Mailing Proof. However we still require additional cure for[REDACTED]in order to clear this exception. We had total cure required for [REDACTED] ( Transfer Tax cure [REDACTED] + Appraisal Review Fee cure [REDACTED]). We already received cure for [REDACTED] now additional cure for [REDACTED] remains. Hence exception remains open.

Reviewer Comment (2021-12-29): Cured in error

Reviewer Comment (2021-12-28): [REDACTED]received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.

Buyer Comment (2021-12-27): cure ck

Reviewer Comment (2021-12-22): [REDACTED] received cure of [REDACTED] but actually we need total cure of [REDACTED] which means we still need total cure of [REDACTED] in order to clear the exception. Please provide PCCD,LOE, and copy of refund check to clear the exception.

Buyer Comment (2021-12-21): cure of [REDACTED] paid at closing - please confirm amount still needed to clear the condition
																			01/05/2022		2	B		OK	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966888	xxxxxxxx	xxxxxxxx		24629762			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [REDACTED] exceeds tolerance of[ REDACTED] . Insufficient or no cure was provided to the borrower.	Transfer Tax Fee Amount of [REDACTED] exceeds tolerance of [REDACTED] . Please provide a valid COC for this change.				Reviewer Comment (2021-12-22): "Sufficient cure was provided at closing. Buyer Comment (2021-12-21): Cure of [REDACTED] paid at closing Please apply to this condition	12/22/2021			1	A		OK	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966893	xxxxxxxx	xxxxxxxx		24629783			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		File is missing a copy of the PDI as appraisal was completed on [REDACTED] and there was a FEMA Disaster Declared on [REDACTED]-[REDACTED] for Remninants of Hurrican IDA				Reviewer Comment (2021-12-22): Received and associated PDI dated [REDACTED] which states the subject property has no apparent damage due to FEMA disaster. Exception Cleared. Buyer Comment (2021-12-20): Please see attached 1004D.	12/22/2021			1	A		PA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966893	xxxxxxxx	xxxxxxxx		24629785			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs [REDACTED]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [REDACTED] of [REDACTED]on Final Closing Disclosure provided on [REDACTED] not accurate.	Final CD reflects Non-Escrow amount of [REDACTED] for HOA fees. Per appraisal HOA annual fee is [REDACTED]				Reviewer Comment (2021-12-28): [REDACTED] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment (2021-12-27): Please see attached delivery proof. Buyer Comment (2021-12-23): TRID items		12/28/2021		2	B		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966893	xxxxxxxx	xxxxxxxx		24629786			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee Amount of [REDACTED] exceeds tolerance of [REDACTED] Insufficient or no cure was provided to the borrower.				Reviewer Comment (2021-12-27): [REDACTED] received PCCD, LOE, Proof of delivery & refund check. Buyer Comment (2021-12-27): Please see attached delivery proof. Reviewer Comment (2021-12-23): [REDACTED] - Cure documents received, however, tracking indicates as 'label created'. Please provide a valid proof of mailing that shows item was shipped or delivered. Exception remains. Buyer Comment (2021-12-23): TRID items		12/27/2021		2	B		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966893	xxxxxxxx	xxxxxxxx		24629787			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Guidelines require [REDACTED] PITIA reserves for LTVs over [REDACTED]				Reviewer Comment (2021-12-23): Received and associated[REDACTED] account bank statement along with 1008 and AUS and now calculated PITIA months reserves are[REDACTED] which is greater than Guidelines PITIA months reserves of [REDACTED]. Exception Cleared. Buyer Comment (2021-12-22): Please see attached FUW Memo, Final 1008, DU, and updated Principal.	12/23/2021			1	A		PA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966898	xxxxxxxx	xxxxxxxx		24629805			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.					Buyer Comment (2021-12-23): EV2-please waive			12/23/2021	2	B		LA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966910	xxxxxxxx	xxxxxxxx		24629846			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED] Sufficient or excess cure was provided to the borrower at Closing.	Cure of [REDACTED] provided.				Reviewer Comment (2021-12-27): Sufficient Cure Provided At Closing		12/27/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966917	xxxxxxxx	xxxxxxxx		24629866			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Verified assets of [REDACTED]are insufficient to cover the DU required assets of [REDACTED]. Shortage is due to the borrowers were qualified with a checking account balance of [REDACTED] however, the most recent statement dated [REDACTED] verifies a balance of $30,440.88. File contains a 1-page settlement statement dated [REDACTED] for the sale of the departure residence however, the subject loan closed on [REDACTED] and file is missing proof the funds were deposited to the borrowers account.				Reviewer Comment (2022-01-10): Received and associated bank statements for account number[REDACTED] with updated account balance as [REDACTED]due to which now the calculated qualifying asset balance is more than AUS qualifying asset balance of [REDACTED]. Exception Cleared. Buyer Comment (2022-01-07): wire to escrow for closing Buyer Comment (2022-01-07): [REDACTED] [REDACTED] history [REDACTED]	01/10/2022			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966917	xxxxxxxx	xxxxxxxx		24629867			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Verified reserves of [REDACTED]are insufficient to cover the [REDACTED] of reserves as required by the Greenlight Signature guidelines. Shortage is due to the borrowers were qualified with a checking account balance of [REDACTED] however, the most recent statement dated [REDACTED] verifies a balance of [REDACTED]. File contains a 1-page settlement statement dated [REDACTED] for the sale of the departure residence however, the subject loan closed on [REDACTED] and file is missing proof the funds were deposited to the borrowers account.				Reviewer Comment (2022-01-10): Received and associated bank statements for account number[REDACTED] with updated account balance as [REDACTED] due to which now the calculated PITIA reserves are more than Guideline PITIA reserves of [REDACTED]. Exception Cleared.	01/10/2022			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966917	xxxxxxxx	xxxxxxxx		24629869			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified assets of [REDACTED] are insufficient to cover the funds required for closing of [REDACTED] Shortage is due to the borrowers were qualified with a checking account balance of [REDACTED] however, the most recent statement dated [REDACTED] verifies a balance of [REDACTED]. File contains a 1-page settlement statement dated [REDACTED] for the sale of the departure residence however, the subject loan closed on [REDACTED] and file is missing proof the funds were deposited to the borrowers account.				Reviewer Comment (2022-01-10): Received and associated bank statements for account number [REDACTED] with updated account balance as [REDACTED] due to which now the calculated qualifying asset balance is more than AUS qualifying asset balance of [REDACTED]. Exception Cleared.	01/10/2022			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966917	xxxxxxxx	xxxxxxxx		24629870			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		DU qualified the borrowers with a DTI of [REDACTED]. File contains a 1-page settlement statement dated [REDACTED] for the sale of the departure residence however, the subject loan closed on [REDACTED] and file is missing proof the departure residence mortgage was paid in full prior to closing. The PITIA has been added to the monthly debts resulting in a DTI of [REDACTED]				Reviewer Comment (2022-01-10): Received and associated Final Closing Statement for sale of property[REDACTED], [REDACTED] hence removed the same from REO and now the investor DTI is [REDACTED]which is below than Guidelines DTI of [REDACTED] Exception Cleared.	01/10/2022			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966917	xxxxxxxx	xxxxxxxx		24629871			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender qualified the borrowers with a DTI of [REDACTED]. File contains a 1-page settlement statement dated [REDACTED] for the sale of the departure residence however, the subject loan closed on [REDACTED] and file is missing proof the departure residence mortgage was paid in full prior to closing. The PITIA has been added to the monthly debts resulting in a DTI of [REDACTED]				Reviewer Comment (2022-01-10): Received and associated Final Closing Statement for sale of property[REDACTED], [REDACTED] hence removed the same from REO and now the investor DTI is [REDACTED]which is below than Guidelines DTI of [REDACTED] Exception Cleared.	01/10/2022			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966917	xxxxxxxx	xxxxxxxx		24629872			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [REDACTED] significantly exceeds the guideline maximum of [REDACTED] (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Lender qualified the borrowers with a DTI of [REDACTED]. File contains a 1-page settlement statement dated [REDACTED] for the sale of the departure residence however, the subject loan closed on [REDACTED] and file is missing proof the departure residence mortgage was paid in full prior to closing. The PITIA has been added to the monthly debts resulting in a DTI of [REDACTED]				Reviewer Comment (2022-01-10): Received and associated Final Closing Statement for sale of property[REDACTED], [REDACTED] hence removed the same from REO and now the investor DTI is [REDACTED]which is below than Guidelines DTI of [REDACTED] Exception Cleared.	01/10/2022			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966917	xxxxxxxx	xxxxxxxx		24629873			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to missing proof the departure residence mortgage was paid in full prior to the subject loan closing and a DTI of [REDACTED], the subject loan designation is QM (APOR) Risk.				Reviewer Comment (2022-01-10): Received and associated Final Closing Statement for sale of property[REDACTED], [REDACTED] hence removed the same from REO and now the investor DTI is [REDACTED]which is below than Guidelines DTI of [REDACTED] Exception Cleared.	01/10/2022			1	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966917	xxxxxxxx	xxxxxxxx		24629874			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to missing proof the departure residence mortgage was paid in full prior to the subject loan closing and a DTI of [REDACTED], the subject loan is at QM Risk.				Reviewer Comment (2022-01-10): Received and associated Final Closing Statement for sale of property[REDACTED], [REDACTED] hence removed the same from REO and now the investor DTI is [REDACTED]which is below than Guidelines DTI of [REDACTED] Exception Cleared. Buyer Comment (2022-01-07): CD for departing residence	01/10/2022			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966917	xxxxxxxx	xxxxxxxx		24629875			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	File is missing evidence the borrowers were provided and received a copy of the appraisal at least 3 business days prior to closing.				Buyer Comment (2021-12-29): Grade 2				2	B		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966921	xxxxxxxx	xxxxxxxx		24629903			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Transfer Taxes were disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of [REDACTED] was not provided.				Reviewer Comment (2022-01-04): [REDACTED] received Corrected PCCD, Letter of Explanation, Mailing Label and Copy of Refund check. Buyer Comment (2022-01-04): TRID items		01/04/2022		2	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966925	xxxxxxxx	xxxxxxxx	24629923	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [REDACTED], prior to three (3) business days from transaction date of [REDACTED]	Right to Cancel was executed by the borrowers on [REDACTED]. The document date was changed to [REDACTED] and the rescission period expiration was changed to [REDACTED] with the changes initialed by the borrowers. However, the Final Closing Disclosure disclosed a disbursement date of [REDACTED], only providing the borrowers with a 2 day rescission period.	Reviewer Comment (2022-01-04): Received Post consummation closing disclosure and associated. Exception cleared.

Buyer Comment (2022-01-03): Please see attached Final Alta, PCCD, LOX, and proof of delivery. The Disbursement Date has been corrected to[REDACTED] to match the Final Alta.

Buyer Comment (2022-01-03): Please see attached Final Alta, PCCD, LOX, and proof of delivery. The Disbursement Date has been corrected to [REDACTED]to match the Final Alta.

Buyer Comment (2022-01-03): Please see attached Final Alta, PCCD, LOX, and proof of delivery. The Disbursement Date has been corrected to [REDACTED] to match the Final Alta.
																		01/04/2022			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216966925	xxxxxxxx	xxxxxxxx		24629924			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [REDACTED] not received by borrower at least [REDACTED] business days prior to closing.	Revised Loan Estimate provided on [REDACTED] was not signed and dated by the borrower and file is missing evidence this Loan Estimate was received by the borrower at least [REDACTED] business days prior to the closing date of [REDACTED]				Reviewer Comment (2022-01-05): [REDACTED] received disclosure tracking indicating the revised LE was received the same day issued. Buyer Comment (2022-01-03): The Loan Estimate was provided to the borrower on[REDACTED]. Closing did not occur until [REDACTED] as evidenced by the signature on the Final Closing Disclosure and the Right to Cancel.	01/05/2022			1	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216966925	xxxxxxxx	xxxxxxxx		24629925			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [REDACTED] Most Recent Tax Return End Date [REDACTED], Tax Return Due Date [REDACTED]	The most recent fiscal year tax return reported through[REDACTED]				Reviewer Comment (2022-01-03): Per client email instructions, this exception has been waived without compensating factors.			01/03/2022	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No